CONVERTIBLE SENIOR NOTES	12 Months Ended
Dec. 31, 2018
CONVERTIBLE SENIOR NOTES
CONVERTIBLE SENIOR NOTES

13.  CONVERTIBLE SENIOR NOTES

On April 3, 2014, the Company issued US$172,500 of convertible senior notes due April 15, 2019 (the “Notes”). The Notes bear interest at a rate of 3.25% per year, payable semiannually in arrears. The interest expense incurred associated with the Notes was RMB37,298,  RMB37,799 and RMB37,191 for the years ended December 31, 2016, 2017 and 2018, respectively.

The Notes may be converted to the Company’s ADSs based on an initial conversion rate of 11.6976 ADSs per US$1,000 principal amount of the Notes (which represents an initial conversion price of US$85.49 per ADS). The conversion rate is subject to certain anti-dilutive adjustments. Following the change in the ratio of the Company’s common shares to ADSs from 2:1 to 1:1 effective August 8, 2014, the initial conversion rate was adjusted to 23.3952 ADSs per US$1,000 principal amount of the Notes (which represents an adjusted initial conversion price of approximately US$42.74 per ADS).

Holders may convert their Notes on or after October 15, 2018 until the close of business on the second scheduled trading day immediately preceding the maturity date, or at their option prior to the close of business on the business day immediately preceding October 15, 2018 only under the following circumstances: (i) during any calendar quarter commencing after the calendar quarter ending on June 30, 2014 (and only during such calendar quarter), if the last reported sale price of ADSs for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price on each applicable trading day; (ii) during the five business day period after any ten consecutive trading day period (the “measurement period”) in which the trading price (as defined in the indenture agreement) per US$1,000 principal amount of the Notes for each trading day of the measurement period was less than 98% of the product of the last reported sale price of the ADSs and the conversion rate on each such trading day; (iii) if the Company call the Notes for redemption; or (iv) upon the occurrence of specified corporate events (as defined in the indenture agreement). Upon conversion, the Company will pay or deliver, as the case may be, cash, ADSs, or a combination of cash and ADSs, at its election.

Holders had the right to require the Company to repurchase for cash all or part of the Notes on April 15, 2017 at a repurchase price equal to 100% of the principal amount of the Notes to be repurchased, plus any accrued and unpaid interest to, but not including, the repurchase date. The Company did not receive any repurchase requests from holders on April 15, 2017.

If the Company undergoes a fundamental change (as defined in the indenture agreement), holders may require the Company to repurchase for cash all or part of the Notes at a repurchase price equal to 100% of the principal amount of the Notes to be repurchased, plus any accrued and unpaid interest to, but not including, the fundamental change repurchase date. The Company does not have the option to redeem the Notes prior to their maturity, except in the event of tax redemption.

The Notes are senior unsecured obligations. The Notes (i) rank senior in right of payment to any of the Company’s indebtedness that is expressly subordinated in right of payment to the Notes; (ii) rank equally in right of payment with any unsecured indebtedness that is not so subordinated; (iii) be effectively junior in right of payment to any secured indebtedness to the extent of the value of the assets securing such indebtedness; and (iv) be structurally subordinated to all indebtedness and other liabilities (including trade payables) of the Company’s subsidiaries and consolidated VIEs.

The Group’s functional currency is the RMB, and the Notes are denominated in US$. As a result, the conversion feature of the Notes is indexed to the Company’s stock as well as the RMB and US$ exchange rate. Therefore, it is considered an embedded derivative which is required to be bifurcated from the host instrument in accordance with ASC 815 “Derivatives and Hedging.”

Under ASC 815-15-25, if an entity has a hybrid financial instrument that would require bifurcation of embedded derivatives, the entity may irrevocably elect to initially and subsequently measure a hybrid financial instrument in its entirety at fair value with changes in fair value recognized in earnings. The Company has elected to measure the Notes in their entirety at fair value with changes in fair value recognized as non-operating income or loss at each balance sheet date in accordance with ASC 815-15-25. Furthermore, the fair value of the Notes is translated into RMB, the Group’s functional currency, at each balance sheet date with the difference being reported as foreign currency translation gain or loss. In addition, issuance costs of RMB33,093 associated with the Notes offering were fully expensed as incurred in the year ended December 31, 2014 in accordance with ASC 825-10-25-3, which states that upfront costs and fees related to items for which the fair value option is elected shall be recognized in the consolidated statements of operations and comprehensive as incurred and not deferred.

As of December 31, 2018, the estimated fair value of the Notes amounted to RMB1,725,182. The Company recorded a foreign currency translation loss of RMB79,393, a gain of RMB85,917 and a loss of RMB156,293 for the years ended December 31, 2016, 2017 and 2018, respectively, associated with the Notes. The change in fair value of the Notes was a loss of RMB69,439, a loss of RMB496,175 and a gain of RMB99,079 for the years ended December 31, 2016, 2017 and 2018, respectively. See Note 2(t). The Company evaluated the changes in fair value of the Notes due to its specific credit risk in accordance with ASU 2016-01, based on which, the Company considers its credit risk being kept at a relatively low level and assessed that there has been no significant fluctuation in its specific credit risk since the Notes issuance date.

As of December 31, 2018, the Company has received a request to convert US$100 in principal amount of the Notes, which will be settled with the delivery of ADSs in April 2019.

Zero-Strike Call Options

On April 3, 2014 and in connection with the issuance of the Notes, the Company used approximately US$50,000 of the net proceeds from the offering to enter into zero-strike call option transactions (“Call Options”), covering 1,462,204 ADSs, with affiliates of the initial purchasers of the Notes (“Dealers”). The Call Options are intended to facilitate privately negotiated transactions by which investors in the Notes are able to hedge their investment. The Call Options expire soon after the maturity date of the Notes or when the Dealers request early settlement. The Company will receive the fixed number of ADSs determined at the commencement date of the transaction, which is based on the market price per ADS at the commencement date. 357,200 ADSs and 731,102 ADSs were early settled in 2017 and 2018, respectively. All of the ADSs received from early settlement were retired. See Note 2(v).

The economic substance of the Call Options is the same as a traditional forward repurchase contract. Because the Call Options permitted net cash settlement prior to shareholder approval of an increase in the Company’s share repurchase program, they were classified as a derivative instrument measured initially and subsequently at fair value with changes in fair value recorded in earnings. The Company accounted for the Call Options as a free-standing derivative asset on its consolidated balance sheet when the Call Options were entered into in April 2014. The derivative asset was initially recorded at its fair value of US$50,000 on the commencement date which represented the amount of cash transferred to the Dealers. The derivative asset was subsequently recorded at fair value with the change in fair value through June 20, 2014, the date on which shareholder approval was received, recorded in the consolidated statements of operations and comprehensive income in the amount of RMB24,874. Upon shareholder approval of an increase to the Company’s share repurchase program in June 2014, the asset was reclassified and recorded as a reduction to equity to reflect the Company’s repurchase of its own shares.

A prepaid forward contract is considered a form of a stock borrowing facility, and economically, the contract is construed as a share lending arrangement between the Company and the Dealers. Therefore, the accounting for a share lending arrangement was applied by analogy in accordance with ASC 470-20-25-20A. In the year ended December 31, 2014, the Company recorded a debt issuance cost of RMB14,429 with the offset to additional paid-in capital for the fair value of the arrangement. Given that the Company has elected to fair value the Notes entirely, the debt issuance costs in connection with the Notes were recognized in earnings as incurred in the consolidated statements of operations and comprehensive income in accordance with ASC 825-10-25-3. See Note 2(t).